Loans and Allowance for Loan Losses - Loans on Nonaccrual Status (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans on Nonaccrual Status, Total	$ 616	$ 5,577
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans on Nonaccrual Status, Total		21
Second Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans on Nonaccrual Status, Total		606
Residential 1-4 Family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans on Nonaccrual Status, Total	42	726
Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans on Nonaccrual Status, Total		3,524
Farmland [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans on Nonaccrual Status, Total	$ 574	$ 700